Other liabilities - Share-based payment arrangements (Details)							12 Months Ended
	Jun. 14, 2018 USD ($)	Mar. 21, 2018 USD ($) Y	Jun. 20, 2017 USD ($) Y	Jun. 01, 2017 USD ($) Y	Nov. 24, 2016 USD ($) Y	May 29, 2016	Dec. 31, 2018 USD ($) EquityInstruments Y Option shares	Dec. 31, 2017 USD ($) EquityInstruments Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments							1,025,042	757,365
Shares subject to performance conditions Outstanding | shares							875,649	737,902
Service condition						3 years	3 years
Share options exercised | Option								30,000
Grant date of June 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments							19,463	19,463
Weighted average fair value of share options granted							$ 10.96
Employee stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share options granted							$ 18.62	$ 16.51
Option life | Y							6.18
Share based compensation expense							$ 2,798,000	$ 2,405,000
Equity incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 0	$ 0	$ 0	$ 0
Grant date share price		15.19	10.50	10.96	11.81
Number of options with no performance obligations							149,393	19,463
Percentage of total shareholder return (“TSR”) relative to a comparator group, vesting condition							30.00%
Percentage of TSR relative to S&P Global 1200 Metals and Mining Index, vesting condition							30.00%
Percentage of return on invested capital, vesting condition							20.00%
Percentage of net operating profit after tax, vesting condition							20.00%
Weighted average fair value of share options granted		$ 22.56	$ 15.90	$ 16.77	$ 16.66
Expected volatility		49.86%	43.15%	43.09%	44.83%
Option life | Y		3.00	3.00	3.00	3.00
Risk-free interest rate		2.48%	1.52%	1.44%	1.39%
Performance period remaining at grant date		2 years 9 months 11 days	2 years 6 months 11 days	2 years 6 months 29 days	2 years 1 month 6 days		3 years
Company TSR at grant date		2.10%	(0.30%)	4.00%	40.00%
Median comparator group TSR at grant date		(6.20%)	(7.20%)	(3.70%)	56.40%
Median index TSR at grant date		(8.40%)	0.60%	4.80%	45.70%
Equity incentive plan | Grant date of June 14, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments							129,930
Exercise price
Weighted average fair value of share options granted	$ 9.34
Equity incentive plan | Grant date of March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments							287,080
Exercise price
Weighted average fair value of share options granted		$ 22.56
Equity incentive plan | Grant date of June 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments							382,002	455,627
Exercise price
Weighted average fair value of share options granted				$ 16.77
Equity incentive plan | Grant date of June 20, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments							17,342	17,342
Exercise price
Weighted average fair value of share options granted			$ 15.90
Equity incentive plan | Grant date of November 24, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments							189,225	264,933
Exercise price
Weighted average fair value of share options granted					$ 16.66
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent							0.00%
TSR correlation considered significant							20.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent							200.00%